UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 110.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$630	$529,657
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	850	838,372

		$1,368,029

Education — 3.9%
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	$800	$240,008
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	10,683,400
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,095,973
University of California, 5.00%, 5/15/38(2)	10,000	10,639,500

		$23,658,881

Electric Utilities — 1.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,695	$1,602,860
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,920	6,450,373
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,367,346
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,230	2,235,017

		$11,655,596

Escrowed/Prerefunded — 0.7%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,753,135
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	905	913,281
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	875	879,471

		$4,545,887

General Obligations — 5.9%
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/29(2)	$10,875	$11,845,159
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	6,912,799
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	3,015	2,406,090
Washington, 5.25%, 2/1/36(2)	10,000	10,779,300
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,262,975

		$36,206,323

Health Care-Miscellaneous — 1.3%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,525	$1,428,727
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(3)	369	369,260
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	343	343,690
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(3)	289	289,074

1

Security	Principal Amount (000’s omitted)	Value
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(3)	$54	$54,215
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(3)	123	123,218
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(3)	341	341,320
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(3)	143	143,314
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(3)	286	285,939
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(3)	86	85,988
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(3)	190	190,395
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(3)	157	157,469
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,075	3,951,405

		$7,764,014

Hospital — 16.2%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$8,015	$7,529,612
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,555	6,721,563
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,684,524
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,534,433
Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	3,660	811,495
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,245,359
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,208,847
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,500	4,443,390
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,353,228
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	7,622,014
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,216,764
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,000,720
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,780,765
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	4,900	4,250,897
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,267,872
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,533,248
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	7,000	7,249,200
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	14,580	14,488,438
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,650	5,663,334
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,492,175

		$99,097,878

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,608,880
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,455	1,429,232
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	385	373,504
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,555	2,521,759

2

Security	Principal Amount (000’s omitted)	Value
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	$1,140	$1,078,064
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	860	516,009
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(1)	2,000	1,200,020

		$11,727,468

Industrial Development Revenue — 15.9%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,655	$1,380,237
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,190	2,082,559
Alabama Industrial Development Authority, (Pine City Fiber Co.), Series 1993, (AMT), 6.45%, 12/1/23	6,325	6,331,451
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	9,706,686
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,377,992
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,510	6,952,485
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	739,947
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	1,745	1,720,849
Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,600	6,727,710
Louisiana Public Facilities Authority (Cleco Power LLC), 4.25%, 12/1/38	3,250	2,912,195
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,179,981
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	6,300	5,568,381
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,245	1,982,268
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	445	418,781
Massachusetts Development Finance Agency, (Covanta Energy Project), (AMT), 5.25%, 11/1/42	3,745	3,300,731
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	899,650
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	5,537,346
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	2,760	2,641,237
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	7,654,014
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,002,425
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,616,952
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	4,174,984
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,200	8,199,098
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,354,404

		$97,462,363

Insured-Electric Utilities — 1.2%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$7,360	$7,611,712

		$7,611,712

Insured-Industrial Development Revenue — 1.4%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,355,337

		$8,355,337

Insured-Other Revenue — 3.1%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$10,510	$4,819,360
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	10,000	3,951,600
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	12,700	3,506,343

3

Security	Principal Amount (000’s omitted)	Value
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$5,650	$6,480,324

		$18,757,627

Insured-Special Tax Revenue — 2.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$11,424,550
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	20,000	2,872,800
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,415	682,669

		$14,980,019

Insured-Student Loan — 2.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$5,860	$6,201,110
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,270	8,481,772

		$14,682,882

Insured-Transportation — 7.1%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$1,355	$1,364,580
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	4,807,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	5,992,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	1,644,056
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,335	766,416
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	10,564,800
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	6,447,415
San Jose, CA, Airport, (AGM) (AMBAC) (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,727,720
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	10,000	4,121,400

		$43,436,187

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,570,814

		$2,570,814

Lease Revenue/Certificates of Participation — 0.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,765	$2,934,218

		$2,934,218

Nursing Home — 0.5%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$925	$875,346
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,155	1,949,758

		$2,825,104

Other Revenue — 10.1%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,150	$1,214,998
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,290	1,363,737
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	700	742,700
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	6,305	4,766,328
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	81,635	2,021,283
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(3)	6,000	5,373,780
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)(5)	7,200	7,437,888
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(3)	14,000	9,215,360
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	840	770,876
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,800	1,811,502
Seminole Tribe, FL, 5.25%, 10/1/27(3)	9,000	9,291,060
Seminole Tribe, FL, 5.50%, 10/1/24(3)	6,135	6,423,406
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	2,765	2,728,972
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,826,371
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	8,580	6,773,138

		$61,761,399

4

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 8.9%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$773,955
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	2,970	2,763,852
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,452,937
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,070,540
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	3,000	1,562,880
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,300,374
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	531,048
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	482,904
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	909,800
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	6,689,999
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	7,000	6,644,330
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,600	2,471,326
Massachusetts Development Finance Agency, (North Hill Communities), 3.50%, 11/15/16	985	979,238
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,730	1,715,970
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,780	1,763,375
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	980,189
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,271,291
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(1)	3,475	346,701
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(1)	7,315	729,817
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	526,057
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,236,552
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,363,576
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	449,973
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,324,475
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,123,417
Tompkins County, NY, Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,042,810
Warren County, OH, Health Care Facilities, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	502,750
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,523,900
Westchester County, NY, Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	850	837,734

		$54,371,770

Solid Waste — 0.9%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,610	$5,614,993

		$5,614,993

Special Tax Revenue — 3.9%
Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$1,255	$1,112,382
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	55	44,257
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,167	4,922,684
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,165	2,613,910
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	540	430,693

5

Security	Principal Amount (000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	$1,390	$593,405
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	810	783,869
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	515,158
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(4)	1,005	10
Poinciana West, FL, Community Development District, 6.00%, 5/1/37	2,230	2,017,325
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,990	2,475,451
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	1,353	1,160,120
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	995	592,722
Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(1)	3,650	1,039,046
University Square, FL, Community Development District, 5.875%, 5/1/38	1,805	1,725,021
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,505	3,825,357

		$23,851,410

Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,765	$2,483,938
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	3,735	3,883,840

		$6,367,778

Transportation — 16.6%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$589,182
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,635	1,754,666
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,590	1,694,415
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	2,981,591
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(2)	19,980	22,856,920
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 5.875%, 12/15/38	2,000	2,238,020
North Texas Tollway Authority, 5.50%, 9/1/41(2)(5)	10,000	10,817,900
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,538,388
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,279,102
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	522,418
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,030,106
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	9,717,500
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	4,980	5,003,506
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,590,564
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	10,788,301
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	904,421
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	1,749,442
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	1,723,548
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,009,343
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,694,484
Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,106,851

		$101,590,668

Water and Sewer — 2.5%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$2,896,535
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,097,302
Detroit, MI, Water Supply System, 5.25%, 7/1/41	9,850	9,069,092

		$15,062,929

Total Tax-Exempt Municipal Securities — 110.9% (identified cost $696,351,217)		$678,261,286

6

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.7%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(6)	$4,020	$4,207,372

		$4,207,372

Insured-Special Tax Revenue — 1.1%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$6,965	$6,454,953

		$6,454,953

Other Revenue — 0.2%
Pueblo of Santa Ana, NM, 15.00%, 4/1/24(3)	$1,481	$1,481,459

		$1,481,459

Total Taxable Municipal Securities — 2.0% (identified cost $12,629,353)		$12,143,784

Total Investments — 112.9% (identified cost $708,980,570)		$690,405,070

Other Assets, Less Liabilities — (12.9)%		$(78,891,870)

Net Assets — 100.0%		$611,513,200

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.8%
New York	12.5%
Others, representing less than 10% individually	81.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 6.7% of total investments.

(1)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

7

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $45,550,965 or 7.4% of the Fund’s net assets.

(4)	Defaulted matured bond.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,955,788.

(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

A summary of open financial instruments at October 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	225 U.S. 10-Year Treasury Note	Short	$(27,876,737)	$(28,655,859)	$(779,122)
12/13	168 U.S. Long Treasury Bond	Short	(22,137,630)	(22,648,500)	(510,870)

					$(1,289,992)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,289,992.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$619,509,258

Gross unrealized appreciation	$32,135,692
Gross unrealized depreciation	(48,784,880)

Net unrealized depreciation	$(16,649,188)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$678,261,286	$—	$678,261,286
Taxable Municipal Securities	—	12,143,784	—	12,143,784
Total Investments	$—	$690,405,070	$—	$690,405,070

Liability Description
Futures Contracts	$(1,289,992)	$—	$—	$(1,289,992)
Total	$(1,289,992)	$—	$—	$(1,289,992)

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.9%

Security	Principal Amount (000’s omitted)	Value
Education — 7.1%
Colorado, (UCDHSC Fitzsimons Academic), 5.00%, 11/1/17	$1,000	$1,158,930
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	5,000	6,000,400
Florida Board of Education, Lottery Revenue, 4.00%, 7/1/14	5,000	5,128,550
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,884,318
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,507,944
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/19	750	874,088
Seminole County, FL, School Board, 5.00%, 7/1/20	1,660	1,925,517
University of Arkansas, 4.00%, 12/1/14	810	843,145
University of Arkansas, 4.00%, 12/1/15	670	718,381
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,110,756
University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,120	3,157,690
University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	400	406,496
University of North Carolina System, 5.00%, 5/1/18	1,365	1,592,491
University of Texas, 5.00%, 8/15/23	4,775	5,534,511
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,196,830
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/21	810	969,173
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,110,166
Virginia Public School Authority, 5.00%, 1/15/19	2,000	2,364,700

		$55,484,086

Electric Utilities — 4.2%
California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	$735	$752,853
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/19	1,250	1,489,088
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,988,750
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/23	1,125	1,281,971
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 1/1/18	5,000	5,767,650
Omaha, NE, Public Power District, 3.00%, 2/1/16	950	1,005,556
Salt River, AZ, Agricultural Improvements and Power District, 3.00%, 12/1/16	465	500,768
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	8,585	10,148,500
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,845,189

		$32,780,325

Escrowed/Prerefunded — 2.6%
California, Prerefunded to 2/1/14, 5.00%, 2/1/33	$5,000	$5,060,900
Harris County, TX, Prerefunded to 10/1/18, 5.75%, 10/1/23	770	942,973
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	923,696
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	886,275
Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/14, 5.00%, 8/1/29	700	725,571
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/14, 5.25%, 9/1/29	1,000	1,042,470
North Carolina, Prerefunded to 3/1/15, 5.25%, 3/1/23	830	885,228
Ohio, Prerefunded to 3/15/14, 5.00%, 3/15/24	1,000	1,018,120
Ohio Water Development Authority, Pollution Control Revenue, Prerefunded to 6/1/14, 5.00%, 6/1/17	785	807,271
Orange County, NC, Prerefunded to 2/1/14, 4.25%, 2/1/20	1,420	1,434,598

Security	Principal Amount (000’s omitted)	Value
Palmdale, CA, Community Redevelopment Agency, Escrowed to Maturity, 8.00%, 3/1/16	$1,000	$1,176,460
San Benito, TX, Consolidated Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/20	1,095	1,110,407
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road, Escrowed to Maturity, 0.00%, 1/1/20	4,800	4,245,648
Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37	270	292,496

		$20,552,113

General Obligations — 43.8%
Alabama, 5.00%, 8/1/19	$3,250	$3,884,270
Alabama, 5.00%, 8/1/20	3,530	4,241,754
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/15	720	740,693
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 7/1/15	695	722,619
Allen County, IA, Juvenile Justice Center Building Corp., 3.00%, 1/1/16	1,020	1,068,103
Atlantic County, NJ, 2.50%, 10/1/14	730	745,607
Barbers Hill, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/19	2,010	2,388,222
Beaumont, TX, Independent School District, (PSF Guaranteed), 2.00%, 2/15/14	420	422,339
Beaumont, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/15	740	766,803
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,369,700
Berks County, PA, 5.00%, 11/15/22	1,700	1,951,039
Brookhaven, NY, 2.00%, 1/15/17	1,000	1,044,680
Brown County, WI, 4.00%, 11/1/21	620	690,885
Caledonia, MI, Community Schools, 4.00%, 5/1/17	1,000	1,081,170
Cary, NC, 5.00%, 6/1/18	195	230,550
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	100	93,216
Clark County, WA, 5.00%, 12/1/18	685	808,588
Clark County, WA, Battleground School District No. 119, 4.00%, 12/1/20	1,000	1,129,860
Clark County, WA, Camas School District No. 117, 3.00%, 12/1/15	1,015	1,069,587
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,111,290
Comal County, TX, 4.00%, 2/1/18	1,200	1,342,392
Commonwealth of Pennsylvania, 5.00%, 2/15/18	865	1,013,382
Commonwealth of Pennsylvania, 5.00%, 6/1/20	2,725	3,260,762
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/14	380	378,909
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	291,987
Crowley, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/18	1,675	1,545,556
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	286,500
Dare County, NC, 3.00%, 6/1/15	695	724,329
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	129,448
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	486,815
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,096,670
Delaware, 5.00%, 7/1/22	1,565	1,841,160
Delaware, 5.00%, 7/1/23	800	937,368
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	816,602
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	131,939
El Camino, CA, Community College District, 0.00%, 8/1/17	1,390	1,323,016
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,109,502
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	98,524
El Dorado, CA, Union High School District, 0.00%, 8/1/20	30	24,390
El Dorado, CA, Union High School District, 0.00%, 8/1/21	125	95,680
El Dorado, CA, Union High School District, 0.00%, 8/1/22	100	72,123
Fairfax County, VA, 4.00%, 4/1/23	1,000	1,092,920
Fitchburg, MA, 4.00%, 12/1/16	570	624,093
Florida Board of Public Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	1,350	1,556,212
Fort Worth, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/14	500	507,070
Frisco, TX, 4.00%, 2/15/19	155	175,644
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,499,959
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,456
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,663

Security	Principal Amount (000’s omitted)	Value
Gaston County, NC, 5.00%, 3/1/19	$2,480	$2,940,189
Georgia, 5.00%, 7/1/14	1,575	1,626,046
Georgia, 5.00%, 5/1/15	315	337,529
Georgia, 5.00%, 2/1/19	3,000	3,573,180
Georgia, 5.00%, 7/1/20	5,160	5,995,714
Georgia, 5.00%, 7/1/22	4,500	5,189,175
Georgia, 5.75%, 8/1/14	500	521,025
Grand Blanc, MI, Community Schools, 4.00%, 5/1/15	600	628,098
Grand Blanc, MI, Community Schools, 4.00%, 5/1/17	800	869,880
Guilford County, NC, Series A, 5.00%, 3/1/19	4,000	4,771,760
Guilford County, NC, Series A, 5.00%, 8/1/19	1,265	1,519,619
Guilford County, NC, Series C, 5.00%, 4/1/18	1,220	1,437,014
Guilford County, NC, Series D, 5.00%, 8/1/19	10,190	12,241,043
Gull Lake, MI, Community Schools, 4.00%, 5/1/18	1,000	1,111,200
Gull Lake, MI, Community Schools, 4.00%, 5/1/19	1,045	1,162,228
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,707,062
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	5,031,745
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,515	1,798,517
Hutto, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/17	390	370,832
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	467,057
Kenston Local School District, OH, 4.00%, 12/1/14	765	795,003
King County, WA, School District No. 414 Lake Washington Limited Obligations Bonds, 5.00%, 6/1/17	1,320	1,515,043
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,661,756
Lake County, IL, Community College District No. 532, 4.00%, 6/1/22	2,300	2,517,258
Leander, TX, Independent School District, 0.00%, 8/15/17	1,240	1,173,003
Leander, TX, Independent School District, 0.00%, 8/15/18	2,240	2,046,666
Leander, TX, Independent School District, 0.00%, 8/15/20	5,000	4,199,050
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	400	396,024
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,611,150
Lexington, MA, 5.00%, 2/15/14	1,095	1,110,483
Lone Star College System, TX, 5.00%, 2/15/19	450	530,294
Lone Star College System, TX, 5.00%, 2/15/20	720	849,550
Loudoun County, VA, 5.00%, 12/1/18	1,100	1,312,806
Manhattan Beach, CA, Unified School District, 3.00%, 9/1/20	725	778,744
Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,845	2,880,164
Maryland, 5.00%, 3/1/16	150	166,158
Maryland, 5.00%, 8/1/18	7,000	8,305,850
Maryland, 5.00%, 3/1/19	5,465	6,519,417
Maryland, 5.00%, 8/1/19	4,250	5,105,440
Massachusetts, 4.00%, 1/1/15	500	521,980
Massachusetts, 5.00%, 8/1/17	2,500	2,889,725
Mecklenburg County, NC, 4.00%, 12/1/19	1,900	2,182,283
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,181,212
Metro, OR, Regional Center, 5.00%, 6/1/18	2,010	2,374,453
Metro, OR, Regional Center, 5.00%, 6/1/19	1,000	1,196,870
Middlesex County, NJ, 2.00%, 6/1/14	3,510	3,547,627
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,409,765
Middlesex County, NJ, Improvement Authority, (Capital Equipment and Improvement), 3.00%, 10/15/15(1)	1,185	1,243,966
Midland, TX, College District, 0.00%, 2/15/16	845	828,599
Minnesota, 4.00%, 8/1/16	1,750	1,919,330
Minnesota, 4.00%, 8/1/19	3,000	3,429,480
Minnesota, 5.00%, 6/1/18	1,000	1,181,320
Minnesota, 5.00%, 8/1/18	90	106,698
Minnesota, 5.00%, 10/1/18(1)	5,000	5,947,900
Mississippi, 5.00%, 10/1/21	750	860,948

Security	Principal Amount (000’s omitted)	Value
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/21	$1,515	$1,671,590
Mississippi Development Bank, Special Obligation Bond, (Madison County Highway), 5.00%, 1/1/19	1,180	1,376,895
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,210,501
Montclair, NJ, 2.00%, 3/1/14	1,205	1,212,278
Montclair, NJ, 3.00%, 3/1/15	1,285	1,331,581
Montclair, NJ, 3.00%, 3/1/16	1,365	1,445,603
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/14	800	807,504
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	865,269
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	921,373
Morris County, NJ, 5.00%, 2/15/17	1,650	1,884,201
Morris County, NJ, 5.00%, 2/15/19	1,720	2,042,311
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	673,133
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	950	646,000
New Hampshire, 5.00%, 7/1/23	1,000	1,157,620
New Hanover County, NC, 5.00%, 12/1/18	430	513,657
North Carolina, 5.00%, 5/1/19	1,240	1,483,561
Northside, TX, Independent School District, (PSF Guaranteed), 3.00%, 8/1/15	265	277,444
Ocean County, NJ, 3.00%, 9/1/14	775	792,693
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,338,608
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,332,225
Ohio, 4.00%, 9/1/15	935	997,514
Ohio, 5.00%, 9/15/15	500	543,995
Ohio, 5.00%, 9/15/19	1,100	1,314,291
Ohio, 5.50%, 6/15/20	500	580,385
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,553,650
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,764,980
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	495,995
Pennsylvania, 5.00%, 2/15/17	2,500	2,857,500
Pennsylvania, 5.00%, 2/15/19	2,000	2,372,540
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 7/1/18	2,250	2,666,182
Pima County, AZ, 4.00%, 7/1/18	2,400	2,697,168
Prosper, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	615	601,052
Ramsey, NJ, School District, 2.00%, 1/15/16	1,850	1,912,530
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,172,500
Rockville, MD, 4.00%, 6/1/19	750	855,255
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	235	233,458
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/16	100	105,920
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/18	275	291,825
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/21	30	29,926
Salt Lake City, UT, 4.00%, 6/15/19	1,550	1,771,758
San Antonio, TX, 4.00%, 8/1/15	800	852,392
San Diego, CA, Community College District, 0.00%, 8/1/18	285	260,356
San Diego, CA, Community College District, 0.00%, 8/1/20	105	87,783
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,716,330
Seminole, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	1,000	1,117,760
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,196,975
St. Louis County, MO, (Courthouse Project), 5.00%, 2/1/19	1,000	1,188,820
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	645	776,728
St. Mary’s County, MD, 3.00%, 7/15/15	920	963,028
Suffolk, VA, 4.00%, 8/1/18	500	568,625
Sumner County, TN, 3.00%, 6/1/16	1,000	1,064,260
Sumner County, TN, 5.00%, 6/1/16	3,000	3,349,080
Susquehanna Township, PA, School District, 3.00%, 5/15/18	690	729,240
Tarrant County, TX, 5.00%, 7/15/19	535	639,972

Security	Principal Amount (000’s omitted)	Value
Texas, 2.00%, 8/28/14	$5,000	$5,076,250
Texas, 5.00%, 10/1/20	1,000	1,147,180
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	53,404
Tulsa, OK, 4.00%, 3/1/17	1,000	1,110,210
Tyler, TX, Independent School District, 4.00%, 2/15/14	130	131,459
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,903,297
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,180	1,427,293
Utah, 5.00%, 7/1/18	10,000	11,844,700
Utah, 5.00%, 7/1/19	5,000	5,998,550
Utah, Series A, 5.00%, 7/1/19	9,495	11,391,246
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,834,879
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,198,030
Wake County, NC, 5.00%, 3/1/14	1,880	1,910,588
Wake County, NC, 5.00%, 3/1/23	2,120	2,434,587
Warren, MI, Consolidated Schools, 4.00%, 5/1/17	1,600	1,729,872
Washington, 5.00%, 7/1/22	5,000	5,748,750
Washington, Motor Vehicle Fuel Tax, 5.00%, 7/1/21	1,500	1,794,840
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,908,150
Whitney, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/21	420	336,029
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	504,560
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	822,384
Wisconsin, 5.00%, 5/1/17(1)	10,000	11,248,600
Wisconsin, 5.00%, 5/1/18(1)	5,000	5,747,350
Wisconsin, 5.00%, 5/1/19(1)	1,700	1,974,006

		$340,710,008

Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$97,823

		$97,823

Hospital — 7.8%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/14	$1,895	$1,940,366
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	1,435	1,527,084
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 4.00%, 8/15/18	300	339,501
Fairfax County, VA, Industrial Development Authority, (Inova Health System), 4.00%, 5/15/15	200	210,968
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	1,006,059
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,288,435
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,676,434
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	517,215
Harris County, TX, Cultural Education Facilities Finance Corp., (The Methodist Hospital System), 5.25%, 12/1/17	150	173,897
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,735,700
Indiana Finance Authority Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,349,518
Indiana Finance Authority Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,390,175

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,000	$1,114,390
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/19	550	635,690
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/14	550	564,421
Monroe County, NY, Industrial Development Corp., (Rochester General Hospital), 3.00%, 12/1/15	415	433,501
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/15	225	237,917
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/16	225	244,393
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,723,133
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	2,000	2,243,860
New York Dormitory Authority, (New York Downtown Hospital), 5.00%, 2/15/16	525	577,337
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/18	2,000	2,303,120
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	914,439
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	674,389
San Benito, CA, Health Care District, 3.00%, 3/1/16	250	262,245
San Benito, CA, Health Care District, 4.00%, 3/1/17	400	435,600
San Benito, CA, Health Care District, 4.00%, 3/1/18	300	330,456
San Benito, CA, Health Care District, 4.00%, 3/1/19	600	659,412
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	912,992
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,449,362
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.00%, 8/15/19	1,295	1,502,718
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,899,774
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/17	1,000	1,108,350
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,102,730
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/16	1,000	1,116,050
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 5.00%, 8/15/18	500	581,570
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,364,371
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	339,002
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/17	135	142,842
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	387,375
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,933,537
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,654,402
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,548,955
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,252,436

		$60,806,121

Security	Principal Amount (000’s omitted)	Value
Housing — 1.1%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$655	$649,557
Virginia Housing Development Authority, 0.80%, 10/1/16	100	100,244
Virginia Housing Development Authority, 1.10%, 4/1/17	2,200	2,204,092
Virginia Housing Development Authority, 1.30%, 4/1/18	25	25,416
Virginia Housing Development Authority, 1.45%, 10/1/17	500	505,825
Virginia Housing Development Authority, 1.60%, 7/1/17	460	465,598
Virginia Housing Development Authority, 1.70%, 10/1/18	100	101,444
Virginia Housing Development Authority, 1.70%, 4/1/19	2,435	2,442,987
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,023,910
Virginia Housing Development Authority, 2.05%, 7/1/18	230	234,641
Virginia Housing Development Authority, 2.10%, 10/1/19	420	424,914

		$8,178,628

Industrial Development Revenue — 0.5%
Missouri Redevelopment Finance Board Cultural Facilities, (Nelson Gallery Foundation), 3.00%, 12/1/13	$595	$596,410
Ohio, 5.00%, 6/1/19	1,000	1,164,070
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,111,880

		$3,872,360

Insured-Education — 0.8%
Collier County, FL, School Board, (AGM), 5.00%, 2/15/22	$1,525	$1,660,130
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	3,000	3,312,120
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/17	1,275	1,394,557

		$6,366,807

Insured-Electric Utilities — 0.4%
New York Power Authority, (NPFG), 5.00%, 11/15/21	$1,550	$1,769,681
Public Power Generation Agency, NE, (Whelan Energy Center), (AGC), (AMBAC), 5.00%, 1/1/18	1,145	1,272,221

		$3,041,902

Insured-Escrowed/Prerefunded — 2.5%
Anchorage, AK, (NPFG), Prerefunded to 3/1/15, 5.00%, 3/1/19	$250	$265,735
Central Puget Sound, WA, Regional Transit Authority, Sales and Use Tax Revenue, (AMBAC), Prerefunded to 5/1/15, 5.00%, 11/1/20	5,750	6,159,457
Coatesville, PA, School District, (AGM), Prerefunded to 8/15/14, 5.25%, 8/15/19	6,515	6,776,968
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,460,140
Henderson, NV, (NPFG), Prerefunded to 12/1/14, 5.00%, 6/1/22	700	736,526
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	403,214
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	394,538
Mount Union, PA, Area School District, (AGC), Prerefunded to 3/1/14, 4.60%, 3/1/25	1,000	1,014,880
Oregon Department of Administrative Services, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/17	1,235	1,265,048

		$19,476,506

Insured-General Obligations — 1.7%
Clackamas County, OR, School District No. 12, (AGM), 5.00%, 6/15/23	$6,420	$7,196,242
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,298,800
Travis County, TX, Water Control & Improvement District No. 17, (BAM), 0.00%, 11/1/17	500	467,040
Washington, (XLCA), 0.00%, 12/1/16	200	194,642

		$13,156,724

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.2%
Carbon County, PA, Hospital Authority, (AGM), 3.00%, 11/15/15	$1,000	$1,038,690
Carbon County, PA, Hospital Authority, (AGM), 4.00%, 11/15/17	535	582,647

		$1,621,337

Insured-Lease Revenue/Certificates of Participation — 1.6%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$6,994,455
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,111,376

		$12,105,831

Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,195,786

		$1,195,786

Insured-Special Tax Revenue — 0.7%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,782,448
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	2,300	2,319,665
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.75%, 1/1/32	1,200	1,211,268

		$5,313,381

Insured-Transportation — 1.2%
Central Puget Sound, WA, Regional Transportation Authority, (NPFG), 5.25%, 2/1/15	$1,865	$1,982,029
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	5,350	5,971,082
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,325	1,433,080

		$9,386,191

Insured-Water and Sewer — 0.1%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,160,030

		$1,160,030

Lease Revenue/Certificates of Participation — 3.0%
Arizona, 5.00%, 10/1/17	$920	$1,040,621
Cupertino, CA, 3.00%, 7/1/19	1,020	1,100,254
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	2,395	2,789,432
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,845,920
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	660	777,843
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/21	2,155	2,539,883
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,438,989
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,388,400
Orange County, FL, School Board, 5.00%, 8/1/17	540	610,681
Orange County, FL, School Board, 5.00%, 8/1/18	675	783,871
Orange County, FL, School Board, 5.00%, 8/1/19	750	877,140
Virginia Resources Authority Infrastructure Revenue, (Pooled Funding Program), 4.00%, 11/1/19	1,000	1,142,910

		$23,335,944

Other Revenue — 3.3%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,587,675
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	4,500	4,793,940
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,268,640
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,137,838
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,947,909
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,228,208
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	550	570,064
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,174,198

		$25,708,472

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.4%
Battery Park City Authority, NY, 5.25%, 11/1/22	$1,000	$1,003,000
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	1,045	1,144,620
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,831,843
Hoover, AL, Board of Education, 5.00%, 2/15/19	2,155	2,509,670
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/15	3,000	3,241,830
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/16	3,250	3,654,463
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/18	5,750	6,857,105
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,117,540
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,535,879
New York Dormitory Authority, 5.00%, 3/15/18	2,000	2,349,620
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/17	2,890	3,306,073
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/18	11,440	13,412,943
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	5,000	5,927,700
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, 5.00%, 7/1/19	4,665	5,526,626
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,583,229
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	165,438
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,352,738

		$57,520,317

Transportation — 3.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/16	$1,000	$1,122,290
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/17	1,000	1,151,200
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,911,500
Florida Department of Transportation, 5.00%, 7/1/22	1,000	1,128,800
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,068,190
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,422,972
Maryland Department of Transportation, 5.25%, 12/15/17	1,900	2,242,285
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,312,122
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,658,097
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,732,312
Ohio Turnpike Commission, 5.00%, 2/15/20	1,345	1,566,333
Ohio, Major New State Infrastructure, 5.50%, 6/15/14	405	418,487
San Bernardino County, CA, Transportation Authority, 4.00%, 3/1/22	425	481,015
Texas Transportation Commission, 5.00%, 4/1/23	4,635	5,087,005

		$25,302,608

Water and Sewer — 5.5%
Alabama Drinking Water Finance Authority, 3.00%, 8/15/14	$3,135	$3,205,224
California Department of Water Resources, 5.00%, 12/1/24	1,965	2,249,100
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/14	1,145	1,177,987
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/15	3,510	3,779,498
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/16	3,815	4,274,479
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/18	1,000	1,185,770
Garland, TX, Water & Sewer System, 2.00%, 3/1/17	295	307,691
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	548,380
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	500	570,765
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,145,070
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,455	1,727,769
Michigan Municipal Bond Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,975	2,229,597
Montgomery, AL, Water Works & Sanitary Sewer Board, 4.00%, 3/1/18	1,000	1,125,900
New York Environmental Facilities Corp., 5.00%, 8/15/20	4,235	5,101,989
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,224,826

Security	Principal Amount (000’s omitted)	Value
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	$3,000	$3,518,670
Richmond, VA, Public Utility Revenue, 5.00%, 1/15/18	1,000	1,130,970
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	207,560
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,201,280
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/19	1,165	1,389,193
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,825	2,183,813
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,758,705
West Harris County, TX, Regional Water Authority, 4.00%, 12/15/19	455	506,101
West Harris County, TX, Regional Water Authority, 4.00%, 12/15/20	1,300	1,433,497

		$43,183,834

Total Tax-Exempt Municipal Securities — 98.9% (identified cost $753,799,614)		$770,357,134

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$243,508

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$243,508

Total Investments — 98.9% (identified cost $754,024,614)		$770,600,642

Other Assets, Less Liabilities — 1.1%		$8,179,433

Net Assets — 100.0%		$778,780,075

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	10.3%
Others, representing less than 10% individually	88.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 4.4% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$753,999,343

Gross unrealized appreciation	$17,423,046
Gross unrealized depreciation	(821,747)

Net unrealized appreciation	$16,601,299

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$770,357,134	$—	$770,357,134
Taxable Municipal Securities	—	243,508	—	243,508
Total Investments	$—	$770,600,642	$—	$770,600,642

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Alaska Municipal Bond Bank Authority, 5.00%, 6/1/30	$1,500	$1,592,520
New Hampshire Municipal Bond Bank, 5.00%, 1/15/21	1,330	1,569,307

		$3,161,827

Education — 2.3%
Alabama Public School and College Authority, 5.00%, 12/1/24	$2,500	$2,839,000
Illinois Finance Authority, (University of Chicago), 5.00%, 10/1/30	1,250	1,347,250
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	650	729,430
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	589,180
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,165	1,315,786
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/28	200	223,646

		$7,044,292

Electric Utilities — 3.3%
Colorado Springs, CO, Utilities System Revenue, 5.00%, 11/15/23	$1,000	$1,154,930
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	545	626,009
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,173,150
Nebraska Public Power District, 5.00%, 1/1/19(1)	1,000	1,173,360
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,647,194
Omaha Public Power District, NE, 5.00%, 2/1/29	1,110	1,225,850
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,975,865
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,137,060

		$10,113,418

Escrowed/Prerefunded — 2.6%
Cypress-Fairbanks, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.125%, 2/15/24	$1,320	$1,339,048
Mansfield, TX, Independent School District, (PSF Guaranteed), Prerefunded to 2/15/14, 5.00%, 2/15/29	5,000	5,070,350
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road, Escrowed to Maturity, 0.00%, 1/1/26	2,350	1,574,288
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	22,512

		$8,006,198

General Obligations — 39.4%
Addison, TX, 5.00%, 2/15/24	$460	$538,462
Anchor Bay, MI, School District, 2.00%, 5/1/20	1,680	1,607,374
Arlington County, VA, 5.00%, 8/15/14	3,565	3,702,146
Bloomfield, CT, 4.00%, 10/15/20	90	101,910
Cambridge, MA, 5.00%, 1/1/19	2,430	2,889,877
Chippewa Valley Schools, MI, 5.25%, 5/1/25	2,100	2,431,065
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,158,220
Commonwealth of Massachusetts, 5.00%, 10/1/24	425	495,065
Connecticut, 5.00%, 12/1/20	50	56,171
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,167,350
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	4,951,485

1

Security	Principal Amount (000’s omitted)	Value
Florida Board of Education, 5.00%, 1/1/22	$3,820	$4,423,980
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	7,500	8,588,550
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,560	1,641,370
Garland, TX, 5.00%, 2/15/25	1,000	1,127,790
Grand Blanc, MI, Community Schools, 5.00%, 5/1/20	1,280	1,484,506
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,452,369
Groton, CT, 4.00%, 7/15/19	50	56,830
Hamilton County, TN, 5.00%, 1/1/18	500	584,985
Hartford County, CT, Metropolitan District, 5.00%, 2/1/19	1,255	1,489,861
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,103,380
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,156,830
Howard County, MD, 5.00%, 8/15/19	2,000	2,399,100
Illinois, 5.50%, 7/1/33	1,500	1,534,875
Lake County, IL, Township High School District No. 113-Highland Park, (School Building), 5.00%, 1/1/34	2,300	2,436,873
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	977,499
Leander, TX, Independent School District, 0.00%, 8/15/20	1,955	1,641,829
Lynchburg, VA, 3.00%, 12/1/16	250	268,500
Maryland, 5.00%, 3/1/16	7,250	8,030,970
Massachusetts, 5.00%, 6/1/24	3,000	3,488,040
Massachusetts, 5.00%, 8/1/33	5,000	5,385,300
Mecklenburg County, NC, 5.00%, 3/1/19	50	59,647
Minnesota, 5.00%, 10/1/18(1)	3,005	3,574,688
Mississippi Development Bank, Special Obligation Bond, (Laurel Highway), 4.00%, 1/1/23	1,730	1,869,127
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,300	1,479,429
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	304,225
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	135,920
New York, 5.00%, 2/15/20	1,210	1,455,606
North Carolina, 5.00%, 6/1/18	1,000	1,182,310
North Charleston, SC, Sewer District, 4.00%, 1/1/23	1,000	1,099,900
Ohio, 5.00%, 9/15/29	750	824,565
Orange Beach, AL, 5.00%, 2/1/24	1,270	1,475,981
Oregon, 5.00%, 11/1/21	2,910	3,507,772
Oregon, 5.00%, 8/1/26	555	646,342
Palo Alto, CA, 5.00%, 8/1/28	645	734,597
Reedy Creek Improvement District, FL, 5.00%, 6/1/21	1,500	1,757,685
Richardson, TX, 5.00%, 2/15/20	50	59,682
Rowland, CA, Unified School District, 5.00%, 8/1/26	1,000	1,125,160
Rowland, CA, Unified School District, 5.00%, 8/1/30	1,000	1,083,380
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/22	170	167,086
Saint Augustine, FL, Capital Improvement, 3.00%, 10/1/23	175	168,252
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/24	160	164,955
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	125,965
St. Louis County, MO, School District C-2 Parkway, 5.00%, 3/1/21	1,000	1,204,230
Tamalpais, CA, Union High School District, 5.00%, 8/1/24	1,225	1,435,443
Tamalpais, CA, Union High School District, 5.00%, 8/1/25	1,000	1,162,560
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	564,311
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/21	1,000	1,209,570
Utah, 5.00%, 7/1/19	2,525	3,029,268
Vermont, 5.00%, 8/15/23	1,185	1,404,663
Washington, 5.00%, 7/1/22	1,490	1,740,827
Washington, 5.00%, 7/1/24	850	981,520
Williamson County, TX, 5.00%, 2/15/27	4,000	4,528,560
Wisconsin, 5.00%, 5/1/18(1)	5,000	5,747,350
Wisconsin, 5.00%, 5/1/19(1)	3,500	4,064,130

		$120,447,268

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.9%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/26	$1,000	$1,100,930
Franklin County, OH, Hospital Facilities, (OhioHealth Corporation), 5.00%, 5/15/30	2,000	2,094,220
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,458,821
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,168,490
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,500	1,655,385
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.25%, 7/1/29	1,000	1,067,990
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,009,890
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,734,465
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	2,500	2,616,525

		$17,906,716

Housing — 0.4%
Virginia Housing Development Authority, 2.45%, 7/1/19	$1,200	$1,226,880

		$1,226,880

Insured-Education — 1.0%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$3,008,509

		$3,008,509

Insured-Escrowed/Prerefunded — 2.2%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,460,140
New Mexico Finance Authority, (AMBAC), Prerefunded to 6/1/14, 5.00%, 6/1/23	1,000	1,028,310
Salt Lake and Sandy, UT, Metropolitan Water District, (AMBAC), Prerefunded to 7/1/14, 5.00%, 7/1/17	1,230	1,269,864
Simi Valley, CA, Unified School District, (NPFG), Prerefunded to 8/1/14, 5.00%, 8/1/28	2,000	2,072,620

		$6,830,934

Insured-General Obligations — 0.5%
Frisco, TX, (AGM), 5.50%, 2/15/29	$1,190	$1,325,565
Texas Transportation Commission, (NPFG), 5.00%, 4/1/29	250	261,245
West Virginia, (NPFG), 5.20%, 11/1/26	25	29,206

		$1,616,016

Insured-Lease Revenue/Certificates of Participation — 1.4%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,392,160

		$4,392,160

Insured-Water and Sewer — 2.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$2,000	$2,460,800
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,104,790
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,347,650
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,788,196

		$7,701,436

Lease Revenue/Certificates of Participation — 1.1%
Colorado, Building Excellent Schools Today, 5.00%, 3/15/21	$1,870	$2,191,416
Orange County, FL, School Board, 5.00%, 8/1/17	500	565,445
Orange County, FL, School Board, 5.00%, 8/1/18	500	580,645

		$3,337,506

Other Revenue — 0.9%
Midpeninsula Regional Open Space District, CA, 5.00%, 9/1/26	$1,205	$1,353,263
New Jersey Environmental Infrastructure Trust, 5.00%, 9/1/24	1,000	1,192,020
Oregon State Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/27	300	339,621

		$2,884,904

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 9.8%
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	$765	$846,442
Marana, AZ, Excise Tax Revenue, 5.00%, 7/1/23	450	521,140
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,165,520
Mesa, AZ, 5.00%, 7/1/27	1,850	2,012,060
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,676,310
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	571,530
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,494,312
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/35(1)	10,000	10,715,300
Riverside County, CA, Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/29	3,000	3,377,370
Riverside County, CA, Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/30	4,000	4,479,160

		$29,859,144

Transportation — 8.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	$1,000	$1,166,830
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,911,500
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/22	625	703,394
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,500	4,732,380
Florida Department of Transportation Authority, 5.00%, 7/1/25	1,000	1,129,500
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	3,770,935
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,044,730
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	3,000	3,117,600
Missouri Highway and Transit Commission, 5.00%, 2/1/22	2,100	2,367,960
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,288,617
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,984,100

		$26,217,546

Water and Sewer — 13.4%
Central Utah Water Conservancy District, 5.00%, 10/1/23	$495	$572,952
Columbus, GA, Water & Sewer Revenue, 5.00%, 5/1/25	1,000	1,142,650
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,192,880
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,495,554
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	1,000	1,141,530
Lafayette, CO, Water Revenue, 5.00%, 12/1/24	1,080	1,240,531
Lafayette, CO, Water Revenue, 5.00%, 12/1/27	460	512,054
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	1,070	1,191,456
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	6,001,141
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	4,385	5,207,056
Michigan Finance Authority, (Revolving Fund - Drinking Water), 5.00%, 10/1/19	1,000	1,187,470
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	56,700
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	1,275	1,527,641
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/30	1,000	1,081,860
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	5,200	5,543,200
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	2,000	2,132,000
Northeast Ohio Regional Sewer District, 5.00%, 11/15/28	1,000	1,119,020
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	2,000	2,114,980
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	2,000	2,345,780
Orange County, CA, Water District, 5.00%, 8/15/31	375	415,684
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	40,201
Rutherford County, TN, Consolidated Utility District, 4.00%, 2/1/25	1,000	1,087,150
Tucson, AZ, Water System Revenue, 5.00%, 7/1/18	1,500	1,758,705

		$41,108,195

4

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 1.0%
California Department of Water Resources, (Central Valley Project), 5.00%, 5/1/21	$2,560	$2,986,010

		$2,986,010

Total Tax-Exempt Investments — 97.3% (identified cost $293,222,102)		$297,848,959

Other Assets, Less Liabilities — 2.7%		$8,246,095

Net Assets — 100.0%		$306,095,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.6%
New York	11.3%
Others, representing less than 10% individually	74.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2013, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 3.8% of total investments.

(1)	When-issued security.

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,220,478

Gross unrealized appreciation	$5,836,242
Gross unrealized depreciation	(1,207,761)

Net unrealized appreciation	$4,628,481

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$297,848,959	$—	$297,848,959
Total Investments	$—	$297,848,959	$—	$297,848,959

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$55,232

		$55,232

Education — 1.2%
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/29	$50	$54,112
University of California, 5.125%, 5/15/29	80	87,550
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/32	50	54,141
Washington State University, 5.00%, 4/1/32	15	15,979

		$211,782

Escrowed/Prerefunded — 1.8%
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road, Escrowed to Maturity, 0.00%, 1/1/26	$500	$334,955

		$334,955

General Obligations — 32.1%
Addison, TX, 5.00%, 2/15/26	$270	$308,078
Addison, TX, 5.00%, 2/15/28	160	177,811
Bexar County, TX, 5.00%, 6/15/35	800	866,592
Chippewa Valley Schools, MI, 5.25%, 5/1/25	440	509,366
Dallas, TX, Independent School District, (PSF Guaranteed), 6.25%, 2/15/24	195	231,073
Edgewood City, OH, School District, 5.25%, 12/1/33	500	550,165
Lake County, IL, Township High School District No. 113-Highland Park, (School Building), 5.00%, 1/1/36	500	526,255
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/26	500	304,225
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	1,000	572,520
Phoenix, AZ, 4.50%, 7/1/24	200	205,092
Rowland, CA, Unified School District, 5.00%, 8/1/33	750	803,753
West Valley-Mission Community College District, CA, 5.00%, 8/1/34	750	805,440

		$5,860,370

Hospital — 22.5%
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	$40	$40,490
Franklin County, OH, Hospital Facilities, (OhioHealth Corporation), 5.00%, 5/15/30	750	785,332
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/33	750	791,917
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/38	500	516,465
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	504,945
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/35	750	778,590
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	680,297

		$4,098,036

1

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.5%
New York, NY, Transitional Finance Authority, (Future Tax Revenue), 5.00%, 5/1/34	$750	$803,040
Riverside County, CA, Transportation Commission, (Sales Tax Revenue), 5.25%, 6/1/30	500	559,895

		$1,362,935

Transportation — 9.4%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	$400	$420,656
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	536,415
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	764,183

		$1,721,254

Water and Sewer — 14.0%
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/32	$500	$549,225
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	522,480
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	519,490
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,249
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	300	351,045
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/27	50	56,662
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	500	528,745

		$2,556,896

Water Revenue — 4.5%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$285,375
Tarrant Regional Water District, 5.00%, 3/1/37	500	530,020

		$815,395

Total Tax-Exempt Investments — 93.3% (identified cost $16,533,995)		$17,016,855

Other Assets, Less Liabilities — 6.7%		$1,226,688

Net Assets — 100.0%		$18,243,543

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At October 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.3%
California	19.0%
Texas	13.9%
Ohio	10.2%
Others, representing less than 10% individually	29.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.

2

The Fund did not have any open financial instruments at October 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,533,585

Gross unrealized appreciation	$511,170
Gross unrealized depreciation	(27,900)

Net unrealized appreciation	$483,270

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$17,016,855	$–	$17,016,855
Total Investments	$–	$17,016,855	$–	$17,016,855

The Fund held no investments or other financial instruments as of January 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013